Income Taxes - Income tax (benefit) provision (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Current
Federal	$ 55.6	$ 53.7	$ 63.9
State	7.1	6.9	8.2
Foreign	0	0	(0.2)
Current	62.7	60.6	71.9
Deferred
Federal	(63.0)	(11.0)	(13.6)
State	(5.0)	(0.9)	(1.1)
Foreign	(1.0)	0.8	(1.4)
Deferred	(69.0)	(11.1)	(16.1)
Income tax (benefit) provision	$ (6.3)	$ 49.5	$ 55.8